Borrowings - Senior Secured Credit Facilities (Detail) - Successor [Member] € in Millions		3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 03, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 03, 2014 EUR (€)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000
Proceeds from maturities, prepayments and calls of other investments (more than)	$ 25,000,000
Percentage on excess cash flow for mandatory prepayments of debt	50.00%
Decrease in percentage on excess cash flow for mandatory prepayments of debt	25.00%
Percentage on first lien leverage ratio for mandatory prepayments of debt	0.00%
First lien leverage ratio upper limit	4.25
First lien leverage ratio lower limit	3.5
Debt instrument, percent of credit facility outstanding for financial covenant to be applicable	25.00%
Debt instrument, percent of letters of credit not cash collateralized for financial covenant to be applicable	103.00%
Deferred finance costs, net		$ 75,000,000			$ 75,000,000		$ 75,000,000	$ 82,100,000	$ 98,800,000
Unamortized original issue discount		16,400,000			16,400,000		$ 16,400,000	18,300,000	22,700,000
Gains (losses) on extinguishment of debt				$ 0				(6,100,000)	0
Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 2,282,800,000
Debt instrument periodic payment principal percentage	1.00%
Amortization of debt discount (premium)								800,000
Debt instrument, maturity date	Feb. 01, 2020
Repayments of debt								100,000,000
Gains (losses) on extinguishment of debt								(3,000,000)
Write off of deferred debt issuance cost								2,200,000
Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount | €										€ 397.0
New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							2.75%
Repayments of debt								100,000,000
Gains (losses) on extinguishment of debt								(3,000,000)
New Dollar Term Loans [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
New Euro Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							3.00%
Debt instrument covenant maximum consolidated leverage ratio	4.50
New Euro Term Loan [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.25%
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Deferred finance costs, net	$ 92,900,000							13,300,000	11,700,000
Unamortized original issue discount	$ 25,700,000
Amortization of financing costs		3,400,000	$ 3,400,000		6,600,000	$ 6,700,000
Amortization of debt discount (premium)		800,000	$ 800,000		1,600,000	$ 1,700,000		3,600,000	3,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period		0						0	0
Letters of credit outstanding, amount		21,000,000			21,000,000		$ 21,000,000	15,500,000	20,700,000
Line of credit facility, remaining borrowing capacity		$ 379,000,000			$ 379,000,000		$ 379,000,000	$ 384,500,000	$ 379,300,000
Debt instrument, maturity date	Feb. 01, 2018
Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument basis spread reduced on variable rate	3.25%									3.25%
Interest Rate Floor [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment principal percentage	1.00%
Debt instrument, basis spread on variable rate	1.00%
Interest Rate Floor [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.50%
Debt instrument basis spread reduced on variable rate	3.25%									3.25%
Interest Rate Floor [Member] | Senior Secured Credit Facilities [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Interest Rate Floor [Member] | Senior Secured Credit Facilities [Member] | New Dollar Term Loans [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.50%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Dollar Term Loan Due 2020 [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.25%
Interest Rate Floor [Member] | Prior to Amendment [Member] | Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Debt instrument, interest rate, stated percentage	1.25%									1.25%
Debt instrument, interest rate, effective percentage rate range, minimum	4.00%
Base Rate [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Debt instrument basis spread reduced on variable rate	0.25%									0.25%
Base Rate [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Base Rate [Member] | Prior to Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Prime Rate [Member] | Adjusted Euro Currency Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread reduced on variable rate	2.25%									2.25%
Prime Rate [Member] | Senior Secured Credit Facilities [Member] | Adjusted Euro Currency Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Debt instrument basis spread reduced on variable rate	2.25%									2.25%
Debt instrument, basis spread on additional variable rate	2.50%
Eurocurrency Rate Loans [Member] | New Dollar Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%